INCOME TAX - Loss carryforward (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	$ 128,385,522
Deferred tax assets	91,403,537	$ 15,713,555
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	38,515,657
2021 | 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	22,301
2021 | 2026 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,690
2022 | 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	8,096,696
2022 | 2027 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,429,009
2023 | 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	7,152
2023 | 2028 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,146
2024 | 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	1,303,446
2024 | 2029 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	391,034
2024 | 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	118,955,926
2024 | 2030 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 35,686,778